Separate information on the main office, parent entity and joint action agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Separate information on the main office, parent entity and joint action agreements [Line Items]
Assets	$ 10,778,837	$ 10,819,101	$ 7,180,201
Liabilities	(6,301,408)	(5,887,100)	(3,964,230)
Total equity	4,477,429	4,932,001	$ 3,215,971	$ 2,162,578
Parent
Separate information on the main office, parent entity and joint action agreements [Line Items]
Assets	8,824,362	8,430,376
Liabilities	(4,383,163)	(3,533,744)
Total equity	$ 4,441,199	$ 4,896,632